BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2014
Mobile companies acquired in 2014
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the preliminary purchase price allocation for regional mobile operators acquired during the year ended December 31, 2014:

	SMARTS- Ivanovo	SMARTS-Ufa	Penza-GSM	Total
Month of acquisition	December	December	December
Region of operations	Central region	Volga region	Volga region
Ownership interest acquired	100%	100%	100%
Current assets	24	47	97	168
Property, plant and equipment	68	94	196	358
Rights to use radio frequencies	455	434	571	1,460
Goodwill	41	182	1,407	1,630
Customer base	21	13	44	78
Other non-current assets	—	—	165	165
Current liabilities	(88)	(268)	(327)	(683)
Non-current liabilities	(95)	(101)	(123)	(319)
Contingent consideration	(2)	(2)	(96)	(100)

Consideration paid	424	399	1,934	2,757

Proforma financial data
	2014	2013	2012
Pro forma:
Net revenues	411,353	399,161	378,938
Net income	51,598	79,738	29,665

Regional fixed line operators acquired in 2012
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2012:

	Elf Group	Intercom	ZhelGorTeleCom	Pilot & TVKiK	Total
Month of acquisition	August	August	October	October
Region of operations	Central region	Volga region	Central region	Central region
Ownership interest acquired	100%	100%	100%	100%
Current assets	6	9	4	3	22
Property, plant and equipment	49	11	3	21	84
Goodwill	172	62	115	55	404
Customer base	45	29	54	22	150
Current liabilities	(44)	(15)	(13)	(6)	(78)
Non-current liabilities	(9)	(6)	(11)	(4)	(30)
Fair value of contingent consideration	(28)	(10)	(5)	—	(43)

Consideration paid	191	80	147	91	509

Tascom
Business acquisitions
Purchase price allocation of acquisition

Current assets	489
Property, plant and equipment	586
Goodwill	1,083
Customer base	168
Other non-current assets	188
Current liabilities	(800)
Non-current liabilities	(107)
Fair value of contingent consideration	(170)

Consideration paid	1,437